Transactions with related parties	6 Months Ended
Jun. 30, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with related parties

The Partnership and its subsidiaries have related party transactions with CSM and the Partnership’s general partner, Capital GP L.L.C. (“CGP”) arising from certain terms of the following management and administrative services agreements.

  Management agreement: Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the six-month period ended June 30, 2019 and 2018 management fees under the management agreement amounted to $1,928 and $2,162, respectively and are included in “Vessel operating expenses – related party” in the unaudited condensed consolidated statements of comprehensive (loss) / income.

  Administrative and executive services agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, and other administrative services. In addition, the Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive (loss) / income. In December 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016 and according to which CGP also provides certain executive officers services for the management of the Partnership’s business as well as investor relations and corporate support services to the Partnership. For the six-month periods ended June 30, 2019 and 2018 such fees amounted to $940 and $844, respectively, and are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive (loss) / income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2019	As of December 31, 2018
Liabilities:
CSM – payments on behalf of the Partnership (a)	1,852	16,638
Management fee payable to CSM (b)	348	1,104
Due to related parties	$2,200	$17,742

Consolidated Statements of Comprehensive (loss)/Income	For the six-month periods ended June 30,
	2019	2018
Revenues (c)	-	701
Vessel operating expenses	1,928	2,162
General and administrative expenses (d)	1,067	963

(a)

Manager - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Manager on behalf of the Partnership and its subsidiaries.

(b)	Management fee payable to CSM: This line item represents the management fee payable to CSM under the Management Agreements the Partnership entered into with the Manager.

(c)   Revenues: The following table includes information regarding the charter agreements included in continuing operations that were in place between the Partnership and Capital Maritime and Trading Corp. (“CMTC”) and its subsidiaries during the six- month period ended June 30, 2018. There were no charter agreements between the Partnership and CMTC and its subsidiaries in place during the six-month period ended June 30, 2019.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)

 (d) General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.